Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	CAPITAL WORLD BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000812303
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2012
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWBFX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBFBX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWBCX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBFFX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFWFX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCWAX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCWBX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCWCX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCWEX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCWFX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCWAX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCWBX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCWCX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCWEX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCWFX
CAPITAL WORLD BOND FUND INC (Prospectus Summary) | CAPITAL WORLD BOND FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCWGX